Employee Benefit Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plan Disclosure [Line Items]
Plan contributions cost	$ 4.7	$ 3.6	$ 2.8
First Four Percent Of Employee Pre Tax Contribution [Member]
Defined Contribution Plan Disclosure [Line Items]
Employee vested percentage	100.00%
Next Two Percent Of Employee Pre Tax Contribution [Member]
Defined Contribution Plan Disclosure [Line Items]
Employee vested percentage	50.00%